Long-term debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30,	December 31,
					2024	2023
Senior unsecured revolving credit facilities (a)	—	2024-2028	N/A		$668,876	$1,624,186
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2024-2031	N/A		789,216	786,962
Commercial paper	—	2025	N/A		33,000	481,720
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (c)	5.37%	2026		$1,140,787	1,135,137	1,144,897
Senior unsecured notes (d)	4.25%	2027-2047		$2,195,000	2,181,669	1,406,278
Senior unsecured utility notes	6.30%	2025-2035		$137,000	146,623	147,589
Senior secured utility bonds (e)	4.82%	2026-2044		$861,681	850,773	551,166
Construction loan (f)	6.57%	2024		$163,735	163,735	—
Canadian dollar borrowings
Senior unsecured notes	3.68%	2027-2050	C$	1,200,000	873,025	904,604
Senior secured project notes	10.21%	2027	C$	15,097	11,030	12,738
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.82%	2028-2040	CLF	1,463	64,026	70,967
					$6,917,110	$7,131,107
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400,000	$288,459	$298,382
Subordinated unsecured notes	5.21%	2079-2082		$1,100,000	1,087,080	1,086,541
					$1,375,539	$1,384,923
					$8,292,649	$8,516,030
Less: current portion					(158,278)	(621,856)
					$8,134,371	$7,894,174
Short-term obligations of $864,197 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
7.Long-term debt (continued)
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
	2024	2023
Revolving and term credit facilities	$4,589,200	$4,562,000
Funds drawn on facilities/commercial paper issued	(1,491,100)	(2,892,900)
Letters of credit issued	(461,900)	(469,100)
Liquidity available under the facilities	2,636,200	1,200,000
Undrawn portion of uncommitted letter of credit facilities	(254,600)	(254,100)
Cash on hand	131,633	56,142
Total liquidity and capital reserves	$2,513,233	$1,002,042
Recent financing activities:
(a)Senior unsecured revolving credit facilities
On January 29, 2024, the Regulated Services Group amended its senior unsecured revolving credit facility, increasing the limit by $25,000 to $100,000.
As at June 30, 2024, the Senior unsecured revolving credit facility of Bermuda Electric Light Company Limited (the "Bermuda Working Capital Facility") had $25,000 drawn. On June 14, 2024, the Company extended the maturity of the Bermuda Working Capital Facility from June 24, 2024 to August 24, 2024.
(b)Senior unsecured bank credit facilities and delayed draw term facility
On January 8, 2024, the maturity date of the fully drawn $306,500 secured credit facility of Liberty Development Energy Solutions B.V. (the "Margin Loan") was extended to September 30, 2024. The Company reclassified the Margin Loan from redeemable non-controlling interest held by related party to long-term debt as at January 4, 2024. The Company prepaid the fully drawn $306,500 Margin Loan on June 20, 2024.
(c)Senior unsecured notes (Green Equity Units)
On March 28, 2024, the Company successfully remarketed its $1,150,000 aggregate principal amount of 1.18% Senior Notes due June 15, 2026 (the "Notes"). The Notes were originally issued in June 2021, together with the related purchase contracts (the "Purchase Contracts"), as a component of the Company’s corporate units (the "Green Equity Units"). In connection with the remarketing, the interest rate on the Notes was reset to 5.365%, with the maturity date remaining June 15, 2026. The proceeds from the remarketing of the Notes were used, as an interim step prior to the settlement of the Purchase Contracts, to purchase a portfolio of treasury securities maturing on June 13, 2024. The funds generated upon maturity of the treasury portfolio were used on June 17, 2024 to settle the Purchase Contracts.
(d)Senior unsecured notes
On January 12, 2024, Liberty Utilities Co. completed an offering of $500,000 aggregate principal amount of 5.577% senior notes due January 31, 2029 (the "2029 Notes") and $350,000 aggregate principal amount of 5.869% senior notes due January 31, 2034 (the "2034 Notes" and together with the 2029 Notes, the "Senior Notes"). The Senior Notes are unsecured and unsubordinated obligations of Liberty Utilities Co. and rank equally with all of Liberty Utilities Co.’s existing and future unsecured and unsubordinated indebtedness and senior in right of payment to any existing and future Liberty Utilities Co.’s subordinated indebtedness. The 2029 Notes were priced at an issue price of 99.996% of their face value and the 2034 Notes were priced at an issue price of 99.995% of their face value. Liberty Utilities Co. used the net proceeds from the sale of the Senior Notes to repay indebtedness. On April 30, 2024, the Company repaid a $70,000 senior unsecured note on its maturity.
7.Long-term debt (continued)
(e)Senior secured utility bonds
On January 30, 2024, Empire District Bondco, LLC, a wholly owned subsidiary of The Empire District Electric Company, completed an offering of approximately $180,500 of aggregate principal amount of 4.943% Securitized Utility Tariff Bonds with a maturity date of January 1, 2035 and $125,000 aggregate principal amount of 5.091% Securitized Utility Tariff Bonds with a maturity date of January 1, 2039, to recover previously incurred qualified extraordinary costs associated with the Midwest Extreme Weather Event and energy transition costs related to the retirement of the Asbury generating plant.
(f)Construction loan
Subsequent to the quarter end, on July 19, 2024, the Company repaid a $163,735 third-party construction loan assumed on acquisition of the remaining 50% ownership in the Shady Oaks II Wind Facility as described in note 3(b).
As of June 30, 2024, the Company had accrued $99,851 in interest expense (December 31, 2023 - $74,493). Total interest expenses recognized for the three and six months ended June 30, 2024 and 2023 consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Long-term debt	$73,169	$65,046	$139,881	$128,814
Commercial paper, credit facility draws and related fees	39,299	27,714	82,412	52,140
Accretion of fair value adjustments	(5,094)	(824)	(10,956)	(4,223)
Capitalized interest and AFUDC capitalized on regulated property	(2,269)	(4,420)	(5,661)	(8,304)
Other	682	2,147	2,635	3,154
	$105,787	$89,663	$208,311	$171,581